INTANGIBLE ASSETS - NET (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross, beginning balance			$ 12,680,746	$ 3,306,848	$ 3,306,848	$ 2,141,953
Acquired backlog from acquisitions					148,408
Purchase of other intangible assets					75,490	8,895
Acquisition of Acquired Businesses					9,150,000	1,156,000
Total intangible assets, Gross, ending balance	$ 12,756,973		12,756,973		12,680,746	3,306,848
Accumulated amortization, beginning balance			4,302,909	1,772,068	1,772,068	1,056,968
Amortization expense	1,096,576	$ 215,704	2,163,324	434,638	2,530,841	715,100
Accumulated amortization, ending balance	(6,467,297)		(6,467,297)		4,302,909	1,772,068
Intangible assets - net	6,289,676		6,289,676		8,377,837	1,534,780
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross, beginning balance			11,164,988	2,939,988	2,939,988	2,035,988
Acquired backlog from acquisitions					0
Purchase of other intangible assets					0	0
Acquisition of Acquired Businesses					8,225,000	904,000
Total intangible assets, Gross, ending balance	11,224,346		11,224,346		11,164,988	2,939,988
Accumulated amortization, beginning balance			3,754,244	1,626,776	1,626,776	979,731
Amortization expense					2,127,468	647,045
Accumulated amortization, ending balance					3,754,244	1,626,776
Intangible assets - net					$ 7,410,744	$ 1,313,212
Useful lives					3 years	3 years
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross, beginning balance			1,206,272	281,272	$ 281,272	$ 29,272
Acquired backlog from acquisitions					0
Purchase of other intangible assets					0	0
Acquisition of Acquired Businesses					925,000	252,000
Total intangible assets, Gross, ending balance	1,206,272		1,206,272		1,206,272	281,272
Accumulated amortization, beginning balance			313,647	65,723	65,723	6,966
Amortization expense					247,924	58,757
Accumulated amortization, ending balance					313,647	65,723
Intangible assets - net					$ 892,625	$ 215,549
Useful lives					3 years	3 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross, beginning balance			309,486	85,588	$ 85,588	$ 76,693
Acquired backlog from acquisitions					148,408
Purchase of other intangible assets					75,490	8,895
Acquisition of Acquired Businesses					0	0
Total intangible assets, Gross, ending balance	$ 326,355		326,355		309,486	85,588
Accumulated amortization, beginning balance			$ 235,018	$ 79,569	79,569	70,271
Amortization expense					155,449	9,298
Accumulated amortization, ending balance					235,018	79,569
Intangible assets - net					$ 74,468	$ 6,019
Useful lives			3 years		3 years	3 years